CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common stock	Surplus	Treasury Stock	Retained Earnings	Other Comprehensive Income (loss)	Total
Balance beginning of the period (Footnote 1) at Dec. 31, 2017	$ 6,392	$ 79,501		$ 15,453	$ (298)	$ 101,048
Comprehensive income:
Net income				8,163		8,163
Change in unrealized gains on securities available-for-sale, net of tax					(92)	(92)
Total comprehensive income						8,071
Share-based awards and exercises	15	125				140
Compensation expense related to stock option grants		293				293
Balance ending of the period at Dec. 31, 2018	6,407	79,919		23,616	(390)	109,552
Comprehensive income:
Net income				10,481		10,481
Change in unrealized gains on securities available-for-sale, net of tax					387	387
Total comprehensive income						10,868
Share-based awards and exercises	1	5				6
Net purchase of treasury stock through publicly announced plans			$ (3)			(3)
Compensation expense related to stock option grants		272				272
Balance ending of the period at Dec. 31, 2019	$ 6,408	$ 80,196	$ (3)	$ 34,097	$ (3)	$ 120,695